May 01, 2018

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Total Return V.I. Fund

(the “Fund”)

Supplement dated July 31, 2018 to the

Prospectus of the Fund, dated May 1, 2018, as supplemented to date

Effective immediately, the Prospectus of the Fund is amended as follows:

The second-to-last sentence of the second paragraph in the subsection of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund may invest up to 20% of its net assets in fixed-income securities that are rated below investment grade (commonly called “junk bonds”) by the NRSROs, including Moody’s Investors Service, Inc., S&P Global Ratings or Fitch Ratings, Inc., or in unrated securities of equivalent credit quality. Split rated bonds will be considered to have the higher credit rating.